Inventories - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories
Schedule of inventories
	December 31, 2020	December 31, 2019
Finished products (i)	168,328	145,006
Work in process	52,322	34,502
Raw materials	20,485	31,033
Imports in progress	2,642	1,143
Right to returned goods (ii)	5,855	10,552
	249,632	222,236

(i)	That amounts are net of slow-moving items and net realizable value.

(ii)

Represents the Company’s right to recover products from customers where customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations. The right to returned goods provision has been reducing due to changes in the commercial approach alongside with main distributors that allows the Company to be more assertive on sales, even in times of COVID- 19, even though sales returns as of December 31, 2020 increased against 2019. See Note 24.

Schedule of changes in provision for inventories
	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018
Opening balance	69,080	72,410	75,508
Additions	8,783	9,331	66
(Reversals)	(4,726)	(2,500)	(3,164)
Inventory losses (i)	(10,927)	(10,161)	-
Closing balance	62,210	69,080	72,410

(i)	In each year, the Company adjusts inventory based on physical inventory counts conducted in the last quarter of each year.

Vasta Platform (Successor)
Inventories
Schedule of inventories
	As of December 31, 2019	As of December 31, 2018
Finished products	145,006	140,746
Work in process	34,502	26,953
Raw materials	31,033	79,720
Imports in progress	1,143	850
Right to returned goods (i)	10,552	13,913
	222,236	262,182

(i)	Represents the Business’ right to recover products from customers where customers exercise their right of return under the Business’ returns policies.

Schedule of changes in provision for inventories
	As of December 31, 2019	October 11 to December 31, 2018
Opening balance	72,410	75,508
Additions	9,331	66
(Reversals)	(2,500)	(3,164)
Inventory losses	(10,161)	—
Closing balance	69,080	72,410